Insurance contract liabilities - Summary of sensitivity analysis of fair value measurement to changes in unobservable inputs liabilities explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Annuities [Member] | Changes in interest rate: + 100 bps [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 8,995,287	S/ 9,363,723
Amount, Increase (Decrease)	S/ (928,392)	S/ (1,084,732)
Percentage	(9.37%)	(10.38%)
Annuities [Member] | Changes in interest rate: - 100 bps [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 11,041,604	S/ 11,778,806
Amount, Increase (Decrease)	S/ 1,117,925	S/ 1,330,351
Percentage	11.27%	12.73%
Annuities [Member] | Changes in mortality table at 105% [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 9,823,769	S/ 10,333,990
Amount, Increase (Decrease)	S/ (99,910)	S/ (114,465)
Percentage	(1.01%)	(1.10%)
Annuities [Member] | Changes in mortality table at 95% [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 10,028,431	S/ 10,568,733
Amount, Increase (Decrease)	S/ 104,752	S/ 120,278
Percentage	1.06%	1.15%
Retirement Disability And Survival [Member] | Changes in interest rate: + 100 bps [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 557,818	S/ 660,001
Amount, Increase (Decrease)	S/ (60,634)	S/ (85,291)
Percentage	(9.80%)	(11.44%)
Retirement Disability And Survival [Member] | Changes in interest rate: - 100 bps [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 691,971	S/ 851,384
Amount, Increase (Decrease)	S/ 73,519	S/ 106,092
Percentage	11.89%	14.23%
Retirement Disability And Survival [Member] | Changes in mortality table at 105% [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 611,223	S/ 735,321
Amount, Increase (Decrease)	S/ (7,229)	S/ (9,971)
Percentage	(1.17%)	(1.34%)
Retirement Disability And Survival [Member] | Changes in mortality table at 95% [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 626,020	S/ 755,775
Amount, Increase (Decrease)	S/ 7,568	S/ 10,483
Percentage	1.22%	1.41%
SCTR insurance [member] | Changes in interest rate: + 100 bps [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 228,990	S/ 274,323
Amount, Increase (Decrease)	S/ (31,120)	S/ (45,819)
Percentage	(11.96%)	(14.31%)
SCTR insurance [member] | Changes in interest rate: - 100 bps [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 299,710	S/ 380,684
Amount, Increase (Decrease)	S/ 39,600	S/ 60,542
Percentage	15.22%	18.91%
SCTR insurance [member] | Changes in mortality table at 105% [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 258,161	S/ 317,191
Amount, Increase (Decrease)	S/ (1,949)	S/ (2,951)
Percentage	(0.75%)	(0.92%)
SCTR insurance [member] | Changes in mortality table at 95% [Member]
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Reserves	S/ 262,143	S/ 323,233
Amount, Increase (Decrease)	S/ 2,033	S/ 3,091
Percentage	0.78%	0.97%